Intangible Assets - Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units (Detail) - Three cash generating units [Member]	12 Months Ended
Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Reduction in EBITDA (as defined) margin	5.3
Reduction in long-term growth rate	3.2
Increase in pre-tax discount rate	2.7